Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Resource	Ext. Method
#: 1
	$ 696	Taxes	CANADA	Mountain View County	Crude Oil and Natural Gas	Well
#: 2
	1,390	Royalties	CANADA	Government of Alberta	Crude Oil and Natural Gas	Well
#: 3
	304	Fees	CANADA	Government of Alberta	Crude Oil and Natural Gas	Well
#: 4
	2,740	Royalties	CANADA	Alberta Petroleum and Marketing Commission	Crude Oil and Natural Gas	Well
#: 5
	35,195	Taxes	EGYPT	Egyptian General Petroleum Corporation	Crude Oil	Well
#: 6
	110,569	Royalties	EGYPT	Egyptian General Petroleum Corporation	Crude Oil	Well
#: 7
	10,000	Bonuses	EGYPT	Egyptian General Petroleum Corporation	Crude Oil	Well
#: 8
	272	Fees	EGYPT	Egyptian General Petroleum Corporation	Crude Oil	Well
#: 9
	335	Fees	EQUATORIAL GUINEA	Ministry of Mines and Hydrocarbons	Crude Oil	Well
#: 10
	17	Fees	EQUATORIAL GUINEA	Other	Crude Oil	Well
#: 11
	61,059	Royalties	GABON	Ministry of Hydrocarbons	Crude Oil	Well
#: 12
	80,781	Taxes	GABON	Gabon Oil Company	Crude Oil	Well
#: 13
	$ 5,815	Fees	GABON	Public Treasury Other	Crude Oil	Well